Share-Based Compensation - Summary of Options Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shares
Outstanding at January 1	149	185
Granted	1,331,500	0
Exercised	0	0
Forfeited or expired	(125,004)	(36)
Outstanding at December 31	1,206,645	149	185
Number of Shares Exercisable, Ending Balance	268,189	141
Weighted Average Exercise Price
Outstanding at January 1	$ 18,452.38	$ 15,736.67
Granted	0.96	0.00
Exercised	0.00	0.00
Forfeited or expired	1.13	4,990.00
Outstanding at December 31	3.22	18,452.38	$ 15,736.67
Exercisable at December 31	$ 11.26	$ 19,418.30
Weighted Average Remaining Contractual Term (Yrs)
Outstanding as of end of year	6 years 6 months 29 days	2 years 7 months 6 days	3 years 3 months 18 days
Exercisable as of end of year	6 years 6 months 11 days	2 years 9 months 18 days
Aggregate Intrinsic Value
Outstanding	$ 0	$ 0	$ 0
Exercisable	$ 0	$ 0